Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,458,522	$ 3,670,567
Marketable securities - trading securities		100,000
Notes receivable, net	500,000
Other receivables	8,835	113,241
Prepaid expenses - current portion	292,540	463,737
Deferred financing cost		50,919
Due from equity method investor (former Parent Company)		347,335
Assets of discontinued operations - current portion		61,050
Total Current Assets	2,259,897	4,806,849
NON-CURRENT ASSETS:
Prepaid expenses - long-term portion		37,759
Property and equipment, net	7,586,555	8,031,103
Mineral rights	16,786,912	8,501,071
Reclamation bond deposit	4,645,533	4,557,629
Deposits	3,884	51,000
Total Other Assets - Net	29,022,884	21,178,562
Total Assets	31,282,781	25,985,411
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,116,214	821,111
Senior convertible promissory notes, net of debt discount		1,066,445
Convertible promissory note, net of debt discount		118,487
Note payable - current portion	23,036
Note payable - related party, net of debt discount	519,750	561,750
Derivative liability		6,295,400
Liabilities of discontinued operation		21,622
Total Current Liabilities	1,659,000	8,833,897
LONG-TERM LIABILITIES:
Note payable - long term portion	67,189
Total Liabilities	1,726,189	8,833,897
STOCKHOLDERS' EQUITY :
Preferred stock. $0.0001 par value; 50,000,000 authorized (see note 12).
Common stock ($.0001 Par Value; 500,000,000 Shares Authorized; 256,619,449 and 142,773,113 shares issued and outstanding as of September 30, 2012 and December 31, 2011, respectively)	25,662	14,277
Additional paid-in capital	107,825,305	47,114,351
Accumulated deficit	(14,901,794)	(14,901,794)
Accumulated deficit since inception of exploration stage (September 1, 2011)	(63,392,581)	(15,074,534)
Total Pershing Gold Corporation Equity	29,556,592	17,152,678
Non-Controlling Interest in Subsidiary		(1,164)
Total Stockholders' Equity	29,556,592	17,151,514
Total Liabilities and Stockholders' Equity	31,282,781	25,985,411
Series A Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock. $0.0001 par value; 50,000,000 authorized (see note 12).
Series B Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock. $0.0001 par value; 50,000,000 authorized (see note 12).		50
Series C Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock. $0.0001 par value; 50,000,000 authorized (see note 12).		328
Series D Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock. $0.0001 par value; 50,000,000 authorized (see note 12).